Return Stacked Bonds & Managed Futures ETF

Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 75.6%	Shares	Value
State Street SPDR Portfolio Aggregate Bond ETF(a)	3,726,233	$95,205,254

TOTAL EXCHANGE TRADED FUNDS (Cost $95,234,283)		95,205,254

SHORT-TERM INVESTMENTS - 18.2%
Money Market Funds - 18.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	22,903,858	22,903,858

TOTAL SHORT-TERM INVESTMENTS (Cost $22,903,858)		22,903,858

TOTAL INVESTMENTS - 93.8% (Cost $118,138,141)		$118,109,112
Other Assets in Excess of Liabilities - 6.2%		7,856,755
TOTAL NET ASSETS - 100.0%		$125,965,867

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

Return Stacked Bonds & Managed Futures ETF

Consolidated Schedule of Futures Contracts

April 30, 2026 (Unaudited)

The Return Stacked Bonds & Managed Futures ETF had the following futures contracts outstanding with Phillip Capital, Inc. as of April 30, 2026:

FUTURES CONTRACTS - 1.6%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	426	06/15/2026	$30,640,050	$311,476
Brent Crude Oil(a)	19	05/29/2026	2,097,600	148,419
British Pound/U.S. Dollar Cross Currency Rate	23	06/15/2026	1,955,144	12,195
Copper(a)	38	07/29/2026	5,681,475	(170,234)
E-Mini Nasdaq 100	17	06/18/2026	9,382,640	395,580
E-Mini S&P 500 Index	28	06/18/2026	10,141,250	263,247
Euro Stoxx 50	49	06/19/2026	3,356,794	87,921
FTSE 100 Index	142	06/19/2026	20,025,913	(146,691)
Gold(a)	6	06/26/2026	2,777,760	22,359
Low Sulfur Gas Oil(a)	16	06/11/2026	1,972,400	248,156
Nikkei 225	25	06/11/2026	7,481,250	410,374
NY Harbor Ultra-Low Sulfur Diesel(a)	14	05/29/2026	2,399,569	309,864
RBOB Gasoline(a)	22	05/29/2026	3,340,260	428,317
S&P/TSX 60 Index	42	06/18/2026	12,245,449	251,675
Silver(a)	3	07/29/2026	1,110,420	(33,326)
U.S. Treasury Long Bond	51	06/18/2026	5,755,031	(41,175)
WTI Crude Oil(a)	27	05/19/2026	2,836,890	377,499
				$2,875,656

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(59)	06/16/2026	$(4,351,250)	$(45,515)
Euro/U.S. Dollar Cross Currency Rate	(22)	06/15/2026	(3,234,000)	(6,624)
German 10 Year Government Bond	(153)	06/08/2026	(22,499,156)	6,552
Japanese Yen/U.S. Dollar Cross Currency Rate	(835)	06/15/2026	(66,967,000)	(939,161)
Long Gilt	(48)	06/26/2026	(5,647,788)	63,655
Natural Gas(a)	(36)	05/27/2026	(996,120)	(26,092)
U.S. Treasury 10 Year Note	(23)	06/18/2026	(2,543,656)	(426)
U.S. Treasury 2 Year Note	(578)	06/30/2026	(119,718,250)	106,325
U.S. Treasury 5 Year Note	(159)	06/30/2026	$(17,145,914)	30,631
				(810,655)

Net Unrealized Appreciation (Depreciation)				$2,065,001

(a)	All or a portion of the investment is a holding of the Return Stacked RSBT Cayman Subsidiary.